Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14:- SUBSEQUENT EVENTS

The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements to identify matters that require additional disclosure. For its annual consolidated financial statements as of December 31, 2020 and for the year then ended, the Company evaluated subsequent events through March 5, 2021, the date that the consolidated financial statements were issued.

During January to March 2021, 580,028 warrants to purchase Ordinary shares were exercised on a cashless basis into 115,982 Ordinary shares, out of which 419,068 warrants were exercised by related parties. In addition, during February 2021 68,491 warrants to purchase Ordinary shares were exercised into 68,491 Ordinary shares for a total consideration of $633.